Segment and Geographic Information - Schedule of Operations of Company's Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net revenues	$ 40,033,097	$ 35,518,790	$ 45,477,926
Cost of revenues	14,795,345	13,188,093	17,465,167
Less: intersegment cost of revenues	(468,542)	(213,958)	(623,252)
Cost of revenues after elimination	14,326,803	12,974,135	16,841,915
Operating expenses:
General and administrative	12,218,962	12,245,567	14,397,562
Product development	11,484,838	15,533,973	24,716,021
Sales and marketing	17,419,252	13,366,322	22,160,188
Total segments operating expenses	41,123,052	41,145,862	61,273,771
Less: intersegment operating expenses	(4,253,717)	(6,451,653)	(11,029,670)
Total operating expenses	36,869,335	34,694,209	50,244,101
Income (loss) from operations	(11,163,041)	(12,149,554)	(21,608,090)
Total segments assets	254,712,948	259,330,122	246,377,732
Less: intersegment asset balances	(176,755,640)	(170,165,596)	(165,688,382)
Total assets	77,957,306	89,164,526	80,689,350
Operating Segments
Segment Reporting Information [Line Items]
Net revenues	43,877,290	42,125,612	56,989,346
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	(3,844,193)	(6,606,822)	(11,511,420)
Financial Services
Segment Reporting Information [Line Items]
Net revenues	27,922,980	19,719,443	23,084,016
Cost of revenues	7,971,267	5,348,329	6,249,529
Less: intersegment cost of revenues	(468,542)	(213,958)	(623,252)
Cost of revenues after elimination	7,502,725	5,134,371	5,626,277
Operating expenses:
General and administrative	5,744,905	5,200,622	7,022,338
Product development	11,482,813	15,502,285	24,394,373
Sales and marketing	12,765,669	9,751,017	17,574,405
Total segments operating expenses	29,993,387	30,453,924	48,991,116
Less: intersegment operating expenses	(3,418,220)	(6,389,793)	(10,791,561)
Total operating expenses	26,575,167	24,064,131	38,199,555
Income (loss) from operations	(6,154,912)	(9,479,059)	(20,741,816)
Total segments assets	161,697,028	157,264,579	156,883,869
Less: intersegment asset balances	(143,194,619)	(138,083,606)	(133,070,873)
Total assets	18,502,409	19,180,973	23,812,996
Financial Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues	31,767,173	26,323,194	34,498,830
Financial Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	(3,844,193)	(6,603,751)	(11,414,814)
HongKong Brokerage Services
Segment Reporting Information [Line Items]
Net revenues	12,110,117	15,799,347	22,343,950
Cost of revenues	6,824,093	7,839,764	11,212,825
Cost of revenues after elimination	6,824,093	7,839,764	11,212,825
Operating expenses:
General and administrative	6,181,307	5,616,870	4,200,746
Product development		24,011	44,295
Sales and marketing	4,495,190	3,380,644	3,656,372
Total segments operating expenses	10,676,497	9,021,525	7,901,413
Less: intersegment operating expenses	(835,497)	(61,860)	(238,109)
Total operating expenses	9,841,000	8,959,665	7,663,304
Income (loss) from operations	(4,554,976)	(1,000,082)	3,467,821
Total segments assets	80,200,698	89,864,646	76,292,657
Less: intersegment asset balances	(21,048,187)	(20,378,627)	(19,992,932)
Total assets	59,152,511	69,486,019	56,299,725
HongKong Brokerage Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues	12,110,117	15,802,418	22,440,556
HongKong Brokerage Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues		(3,071)	(96,606)
Other
Segment Reporting Information [Line Items]
Net revenues			49,960
Cost of revenues	(15)		2,813
Cost of revenues after elimination	(15)		2,813
Operating expenses:
General and administrative	292,750	1,428,075	3,174,478
Product development	2,025	7,677	277,353
Sales and marketing	158,393	234,661	929,411
Total segments operating expenses	453,168	1,670,413	4,381,242
Total operating expenses	453,168	1,670,413	4,381,242
Income (loss) from operations	(453,153)	(1,670,413)	(4,334,095)
Total segments assets	12,815,222	12,200,897	13,201,206
Less: intersegment asset balances	(12,512,834)	(11,703,363)	(12,624,577)
Total assets	$ 302,388	$ 497,534	576,629
Other | Operating Segments
Segment Reporting Information [Line Items]
Net revenues			$ 49,960